Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1,	$ 6,288	$ 4,319
Accuship Maritime Ltd. loss attributable to non-controlling interest (40%)	(59)	(361)	(201)
Balance, December 31,	6,229	6,288	4,319
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest contribution in Accuship Maritime Ltd.			4,520
Accuship Maritime Ltd. loss attributable to non-controlling interest (40%)	68	(216)	(201)
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest contribution in Accuship Maritime Ltd.		5,880
Accuship Maritime Ltd. loss attributable to non-controlling interest (40%)	(127)	(145)
Deemed dividend to Accuship Maritime Ltd. (from Konkar Venture acquisition)		$ (3,550)